NET REVENUE	6 Months Ended
Jun. 30, 2025
Net Revenue
NET REVENUE

Note 3 — NET REVENUE

The Company’s net revenue consisted of the following:

	For the six months ended June 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	2,813,851,457	3,042,937,331	21,106,592
Sports school business – Events	721,809,806	796,601,540	5,525,432
Sports school business – Others	89,445,832	98,944,148	686,302
Social business	1,145,637,260	1,551,106,499	10,758,871
Subtotal	4,770,744,355	5,489,589,518	38,077,197
Add: reversal (provision) of sales refund*	2,458,404	(778,697)	(5,401)
Total	4,773,202,759	5,488,810,821	38,071,796

	For the six months ended June 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	3,957,277,559	4,597,676,348	31,890,659
Transferred at a point in time	815,925,200	891,134,473	6,181,137
Total	4,773,202,759	5,488,810,821	38,071,796

*	Provision and Reversal for sales refund

The “provision of sales refund” represents the provision for refund for sports school business services. The refund liability is based on estimates made from past refund historical data. The Company will re-evaluate the provision for refund liability based on the estimates to match the actual claims and expects to make use of the refund liability over the next operating period.

The “reversal of sales refund” represents the release of refund obligations initially recorded under ASC 606-10-55-23 through 55-27 for estimated customer refunds. During the reporting period, certain customers did not exercise their refund rights, and the related refund liabilities were reversed. Such reversals are recognized as an increase to revenue in the period in which the change in estimate occurs, consistent with ASC 606-10-32-14. The amount represents the reversal of previously recognized refund liabilities as certain customer refunds were no longer expected to occur. Such reversals are recorded as an increase to revenue in the period of change in estimate.

Liabilities for refund are included in “Other current liabilities” and were JPY33,919,259 and JPY 35,321,388 ($244,998) as of June 30, 2024 and 2025, respectively.